BUSINESS COMBINATION AND REVERSE RECAPITALIZATION	12 Months Ended
Mar. 31, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION AND REVERSE RECAPITALIZATION

4.	BUSINESS COMBINATION AND REVERSE RECAPITALIZATION

On March 27, 2023, Nova SPAC entered into an Agreement and Plan of Merger (the “Merger Agreement”) with the Company, Real Messenger, RM2 Limited, and an exempted company incorporated with limited liability in the Cayman Islands and a wholly-owned subsidiary of the Company (“Merger Sub”).

On November 19, 2024 (“Closing Date”), pursuant to the Merger Agreement, Nova SPAC merged with and into Merger Sub (the “Reincorporation Merger”), with Merger Sub surviving the Reincorporation Merger as a wholly-owned subsidiary of the Company and the outstanding ordinary shares of Nova SPAC being converted into the right to receive the ordinary shares of the Company. Immediately following the Reincorporation Merger, and as part of the same overall transaction as the Reincorporation Merger, Merger Sub merged with and into the Real Messenger (the “Acquisition Merger”, and together with the Reincorporation Merger, the “Mergers”), with the Merger Sub surviving the Acquisition Merger as a wholly-owned subsidiary of the Company and the outstanding ordinary shares being converted into the right to receive the ordinary shares of the Company.

On the Closing Date, upon consummation of the Business Combination, 9,321,281 Ordinary Shares were issued and 8,871,281 Ordinary Shares were outstanding. Such amount includes the issuance of (i) 6,400,000 Ordinary Shares in the Acquisition Merger, including 1,900,000 Class A Ordinary Shares and 4,500,000 Class B Ordinary Shares to the Real Messenger Corporation shareholders, among which, 450,000 Class B Ordinary Shares are holdback shares in escrow for eighteen months from the closing of Business Combination; (ii) 1,833,152 Ordinary Shares to the shareholders of Nova SPAC in connection with the Redomestication Merger; (iii) 537,629 Ordinary Shares to the holders of convertible promissory notes issued by Nova; (iv) 500,000 additional Ordinary Shares to be transferred from the Sponsor to the private placement investors; and (v) 50,500 Ordinary Shares to underwriter in connection with the Redomestication Merger.

Immediately after giving effect to the Business Combination, the Company has 4,821,281 Class A Ordinary Shares issued and outstanding, 4,500,000 and 4,050,000 Class B Ordinary Shares issued and outstanding, respectively, among which, 450,000 Class B Ordinary Shares are holdback shares in escrow for eighteen months, and 6,546,254 warrants issued and outstanding.

The transactions were accounted for as a reverse merger in accordance with the U.S. GAAP because the primary assets of Nova SPAC would be nominal following the close of the Business Combination. Under this method of accounting, Nova SPAC was treated as the “acquired” company for financial reporting purposes and Real Messenger was determined to be the accounting acquirer based on the terms of the Business Combination and other factors including: (i) Real Messenger Corporation shareholders have a majority of the voting power of the combined company, (ii) Real Messenger Corporation comprises all of the ongoing operations of the combined entity, and (iii) Real Messenger Corporation comprises a majority of the governing body of the combined company, and the Company’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, this transaction was treated as the equivalent of the Company issuing share for the net assets of Nova SPAC, accompanied by a recapitalization. The net assets of Nova SPAC were recorded at historical carrying amount, with no goodwill or other intangible assets recorded. Operations prior to the reverse recapitalization are those of Real Messenger Corporation.